17. Suppliers (Tables)	12 Months Ended
Dec. 31, 2020
Suppliers [Abstract]
Schedule of supplier accounts payable

Given the short maturity of these obligations, in practical terms, they are usually recognized at the value of the corresponding invoice.

	2020	2019

	3,128,732	3,923,035

Domestic currency	2,932,486	3,769,298
Suppliers of materials and services (a)	2,839,547	3,667,152
Interconnection (b)	64,066	67,396

Roaming (c)	212	441
Co-billing (d)	28,661	34,309

Foreign currency	196,246	153,737
Suppliers of materials and services (a)	148,888	116,057
Roaming (c)	47,358	37,680

Current portion	3,128,732	3,923,035

(a) Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.

(b) Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.

(c) Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.

(d) Refers to calls made by the customer when choosing another long-distance operator.